ENVIRONMENTAL LIABILITIES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
ENVIRONMENTAL LIABILITIES
Provision for environmental liabilities	R$ 484,652	R$ 575,709
Current	262,018	231,711
Non-current	R$ 222,634	R$ 343,998